Prepayments and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables
	2026	2025
	US$	US$
Prepaid insurance	61,571	27,438
Prepaid Nasdaq fee	—	630,000
Performance fee receivables	—	3,936,122
Receivable from broker	19,587,461	—
Management fee receivable	100,000	—
Interest receivables	5,539	—
Others	59,885	20,395
Total	19,814,456	4,613,955
Allowance for expected credit loss	—	—
Prepayments and other receivables after allowance for expected credit loss	19,814,456	4,613,955

Note:

(a)	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset Technology Limited (“Bsset”). According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. As of May 17, 2023, approximately US$80,010 have been received, while remaining still outstanding. Allowance for expected credit loss of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2024.

Schedule of Movements of Allowance for Expected Credit Loss	Movements of allowance for expected credit loss as followings:
	2026	2025
	US$	US$
At the beginning of financial year	—	2,076
Written-off	—	(2,076)
At the end of financial year	—	—